FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	$ 4,306,274	$ 68,878
A3 Mercados S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	4,294,797
Cedear SPDR Dow Jones Ind
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	3,606	3,261
Cedear SPDR S&P
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	3,448	3,041
Cedear Financial Select Sector
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	3,278	2,940
Cedear Ishares MSCI Brasil
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	$ 1,145	830
Ternium Argentina S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		29,856
Holcim Argentina
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		14,273
Aluar S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		4,129
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		$ 10,548